LOANS AND BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Schedule of Loans and Borrowings

	Other Loans and Borrowings	Lease Liabilities	Total Loans and Borrowings
	US$	US$	US$
2025
Carrying amount at July 1, 2024	24,893	1,465,780	1,490,673
Additions	-	2,961,565	2,961,565
Repayments	(5,826)	(511,830)	(517,656)
Carrying amount at June 30, 2025	19,067	3,915,515	3,934,582
Current	6,764	465,254	472,018
Non-Current	12,303	3,450,261	3,462,564

2024
Carrying amount at July 1, 2023	30,863	944,451	975,314
Additions	-	939,195	939,195
Repayments	(5,970)	(417,866)	(423,836)
Carrying amount at June 30, 2024	24,893	1,465,780	1,490,673
Current	6,373	439,382	445,755
Non-Current	18,520	1,026,398	1,044,918